Basic and diluted net income/(loss) per share (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income/(loss)	$ (2,142,488)	$ (3,444,875)	$ (5,851,435)	$ (6,833,666)	$ (11,507,963)	$ 7,770,767
Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share					20,408,616	20,381,554
Effect of dilutive securities:
Warrants to purchase common stock					0	4,428,441
Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share					20,408,616	24,809,995